CONTENTS


        President's Message                                               1

	The Florida TaxFree Money Market Fund Statement of Investments
                Variable Rate Demand Notes                                3
                Municipal Bonds                                           6

	The Florida TaxFree ShortTerm Fund Statement of Investments
                Municipal Bonds                                          12

        Statements of Assets and Liabilities                             18

        Statements of Operations                                         19

        Statements of Changes in Net Assets                              20

        Notes to Financial Statements                                    21


Dear Shareholder:

We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. In the period since our April 30, 1996 Annual Report, the economy has been relatively steady, resulting in a very stable interest rate environment. Due to the ongoing voluntary commitment of William R. Hough & Co., which serves as advisor, distributor, and transfer agent to the Funds, expenses continue to be limited to .20 percent of each fund's respective net assets. This allows us to offer very competitive returns for investors seeking short-term, liquid investments that are free from federal and Florida intangible taxes.

The Florida TaxFree Money Market Fund
Total net assets of the Fund continued to grow during the last six months to $136.6 million as of October 31, 1996. This compares with $113.9 million on April 30, 1996 and $114.3 million on October 31, 1995.

The industry-respected firm of IBC/Donoghue compiles and reports mutual fund performance and statistics. We are pleased to report that, for the six month period ending October 31, 1996, The Florida TaxFree Money Market Fund has been consistently ranked by IBC/Donoghue in the top two out of eight Florida tax-free money market funds and the top five out of a total 293 tax-free money market funds tracked by that firm each month. Based on annualized expenses of .77%, had certain fees and expenses not been reimbursed by the Adviser, the yield and ranking would have been lower, and, of course, past performance is no guarantee of future results.

The 7 day average yield of the Fund was 3.42% as of October 31, 1996. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 5.54%.

The Florida TaxFree ShortTerm Fund
As of October 31, 1996, total net assets for the Fund were $17.6 million, compared with assets of $12.4 million on April 30, 1996 and $13.3 million on October 31, 1995. The portfolio had a dollar-weighted average maturity of 2.95 years and a 30 day SEC yield of 4.12% on October 31, 1996. This yield equates to a tax equivalent yield of 6.64% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $9.99 on October 31, 1996, compared with $9.94 on April 30, 1996 and $10.02 on October 31, 1995, contributing to a 4.07% cumulative total return on the Fund for the year ended October 31, 1996. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 21 cents per share for the six month period ending October 31, 1996 and 42 cents per share for the year then ended.

The cumulative total return on the Fund since its inception November 22, 1993 through October 31, 1996 was 12.96%. This represents a return of 4.40% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $11,296 on October 31, 1996, assuming reinvestment of all dividends.


The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.

Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds fully invested in Florida issues at the times appropriate to ensure that your investments in the Funds remain completely exempt from the Florida intangible tax.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,

                                                      /s/ W. Robb Hough, Jr.
                                                      W. Robb Hough, Jr.
                                                      President
                                                    The Hough Group of Funds




Variable Rate Demand Notes (57%)                PrincipalAmount       Value

Broward County, FL HFA, Housing RB, (Quiet
Creek Apts. Project), 3.65%, 12/01/29,
John Hancock Mutual Life Ins., GTY                      $500,000      $500,000

Broward County, FL HFA, Housing RB,
(Fisherman's Landing Project), 3.55%,
11/01/07, Continental Casualty, GTY                    2,000,000     2,000,000

Broward County, FL, IDB, (W.R. Bonsal
Company Project), 3.85%, 09/01/08,
NationsBank, N.A., LOC                                 1,500,000     1,500,000

Collier County, FL HFA, Housing RB,
(River Reach), 3.50%, 12/01/15, Morgan
Guaranty Trust Co., LOC                                1,000,000     1,000,000

Dade County, FL IDA, Pollution Ctrl RB,
(Florida Power & Light), 3.65%, 06/01/21                 700,000       700,000

Dade County, FL HFA, Housing RB, (Kendall
Court Apartments), Series 4, 3.60%, 06/01/15,
First Union National Bank of Florida, LOC              1,875,000     1,875,000

Dade County, FL IDA, Pollution Ctrl RB,
(Florida Power & Light), 3.55%, 04/01/20               1,000,000     1,000,000

Dade County, FL Health Facilities Auth, Hospital
RB, (Miami Children's Hospital), 3.60%, 09/01/20,
Barnett Bank of South FL, LOC                          1,000,000     1,000,000

Dade County, FL IDA, IDB, (Dolphins Stadium),
Series A, 3.55%, 01/01/16, Societe Generale, LOC         500,000       500,000

Dade County, FL IDA, IDB, (Dynacolor Graphics Project),
3.85%, 06/01/99, Credit Commercial de France, LOC      1,275,000     1,275,000

Dade County, FL IDA, IDB, (DNS Manufacturing Project),
3.85%, 11/01/09, Barnett Bank of Broward County, LOC   1,690,000     1,690,000

Dade County, FL IDA, IDB, (Spectrum Programs Inc.
Project), 3.70%, 09/01/16, NationsBank, N.A., LOC      1,000,000     1,000,000

Dade County, FL HFA, Housing RB, (Bermuda Villas),
3.80%, 02/01/05, John Hancock Mutual Life Ins., GTY      500,000       500,000

Dade County, FL HFA, Housing RB, (Mayan Tower & Villas
Project), 3.80%, 02/01/05, John Hancock Mutual
Life Ins., GTY                                           500,000       500,000

Escambia County, FL Health Facilities Auth, (Florida
Convalescent Ctrs Program), 3.70%, 01/01/11, The
Toronto-Dominion Bank, LOC                               300,000       300,000

Florida HFA, Housing RB, (Clear Lake), Series D,
3.50%, 12/01/09, Continental Casualty, GTY             1,000,000     1,000,000

Florida HFA, Housing RB, (Parrot's Landing Project),
1985 Series AA, 3.50%, 06/15/25, FNMA Collateralized   1,500,000     1,500,000

Florida HFA, Housing RB, (Sun Point Cove Apts
Project), 1985 Series XX, 3.50%, 06/15/25,
FNMA Collateralized                                    1,500,000     1,500,000

Florida HFA, Housing RB, (Lakes of Northdale
Project), Series D, 3.75%, 06/01/07, SouthTrust
Bank of AL, LOC                                        1,300,000     1,300,000

Florida HFA, Housing RB, (Monterey Lake Project),
1991 Series E, 3.55%, 10/01/05, Continental
Casualty, GTY                                          2,000,000     2,000,000

Florida HFA, Housing RB, (Monteray Meadows Apts.),
3.50%, 12/01/07, Citibank, N.A., LOC                   1,000,000     1,000,000

Florida HFA, Housing RB, (Huntington Place Project),
3.75%, 12/01/08, The Sumitomo Bank, Ltd., LOC            500,000       500,000

Florida HFA, Housing RB, (Town Colony), Series EE,
3.55%, 09/01/08, CT General Life Ins., GTY             1,000,000     1,000,000





Variable Rate Demand Notes (Continued)            PrincipalAmount     Value



Hillsborough County, FL, Pollution Ctrl RB,
(Reynolds Metals Company), 3.60%, 12/01/15,
Dresdner Bank, A.G., LOC                               1,000,000     1,000,000

Hillsborough County, FL IDA, Pollution Ctrl RB,
(Tampa Electric Co.), 3.60%, 09/01/25                    700,000       700,000

Hillsborough County, FL IDA, Pollution Ctrl RB,
(Tampa Electric Co.), 3.70%, 11/01/20                  1,600,000     1,600,000

Hillsborough County, FL IDA, IDB, (Seaboard Tampa
Terminal), 3.50%, 12/01/16, First Union National
Bank of NC, LOC                                        2,000,000     2,000,000

Hillsborough, County, FL, IDA, IDB, (Serigraphic
Arts, Inc.), 3.85%, 09/01/07,Dai-Ichi Kangyo Bank,
Ltd., LOC                                                550,000       550,000

Hillsborough County, FL IDA, Industrial Development
RB, (Leslie Controls Inc.), 3.70%, 08/01/19, First
Union National Bank of NC, LOC                         1,000,000     1,000,000

Jacksonville, FL Health Facilities Auth, Hospital
RB, (Baptist Health Properties Project), 3.65%,
06/01/20, Barnett Bank, Jacksonville, LOC                400,000       400,000

Lake Bernadette Community Development District,
Spl Assmt Bonds, (Pasco County, FL), Series, 1996B,
3.65%, 11/01/01, SunTrust Bank, South FL, LOC          1,565,000     1,565,000

Laurel Club Certificate Trust, Variable Rate
Certificates of Participation, 1996 Series  A,
3.65%, 06/01/25, Swiss Bank Corp., LOC                 1,280,000     1,280,000

Lee County, FL HFA, Housing RB, (Forestwood Apts.
Project), Series 1995A, 3.50%, 06/15/25,
FNMA Collateralized                                      485,000       485,000

Los Angeles County, CA IDA, IDB, (Coe & Dru), 4.00%,
12/01/06, Dai-Ichi Kangyo Bank Ltd.,LOC                1,050,000     1,050,000

Marion County, FL IDA, IDB, (Convalescent Centers
Project), 3.90%, 01/01/11, The Toronto-Dominion
Bank, LOC                                                400,000       400,000

Martin County, FL, Pollution Ctrl RB, (Florida Power
& Light), 3.65%, 09/01/24                                200,000       200,000

Martin County, FL, Solid Waste RB, (Florida Power
& Light), 3.70%, 01/01/27                              1,000,000     1,000,000

Monroe County, FL IDA, IDB, (Beverly Enterprises),
3.55%, 06/01/10, Morgan Guaranty Trust Co., LOC          460,000       460,000

Okeechobee County, FL, Solid Waste RB, (Chambers
Waste System of FL), 3.85%, 03/01/06, Morgan
Guaranty Trust Co., LOC                                2,000,000     2,000,000

Orange County, FL Health Facilities Auth, Hospital
RB, (SHCC Services Inc.), 3.50%,   12/01/23,
SunBank N.A., LOC                                      1,900,000     1,900,000

Palm Bay, FL, IDB, (Accudyne Corporation Project),
Series 1995, 3.85%, 04/01/20, First Union
National Bank of NC, LOC                               1,430,000     1,430,000

Palm Beach County, FL, IDB, (Florida Convalescent
Centers), 3.75%, 11/01/11, SunBank, N.A., LOC            500,000       500,000

Palm Beach County, FL, IDB, (Palm Beach Bedding
Co. Project), 3.75%, 04/01/16, First Union
National Bank of Florida, LOC                          1,000,000     1,000,000

Pinellas County, FL HFA, Housing RB, (Lynn Lake
II), 3.70%, 07/01/11, NationsBank of Georgia,
N.A., LOC                                              1,500,000     1,500,000

Pinellas County, FL, Health Facilities Auth,
Hospital RB, (Bayfront Medical Center, Inc.),
3.50%, 06/01/09, FGIC Insured, Barnett Bank,
of S. FL, N.A., Liquidity Provider                       500,000       500,000





Variable Rate Demand Notes (Continued)          PrincipalAmount       Value



Putnam County, FL Development Auth, Pollution
Ctrl RB, (Florida Power & Light), 3.65%, 09/01/24      1,000,000     1,000,000

St. Johns County, FL, Hospital RB, (Flagler
Hospital), 3.55%, 08/01/16, Kredietbank, N.V., LOC       700,000       700,000

St. Lucie County, FL, IDB, (Florida
Convalescent Center Project), 3.50%, 1/01/11,
The Toronto-Dominion Bank, LOC                           500,000       500,000

St. Lucie County, FL IDB, (Orchid Island Juice
Co.), 3.85% 02/01/06, First Union National
Bank of FL, LOC                                          465,000       465,000

St. Lucie County, FL, Pollution Ctrl RB,
(Florida Power & Light), 3.70%, 01/01/27               1,800,000     1,800,000

Southeast Volusia, FL Hospital District, Hospital
RB, (Bert Fish Medical Center), 3.60%, 05/01/22,
SouthTrust Bank, LOC                                   1,000,000     1,000,000

Sunrise, FL, Municipal Securities Trust
Receipts-SGB 16, (Utility System RB), 3.65%,
10/01/21, Societe Generale, Liquidity Provider         2,500,000     2,500,000

Sumter County, FL IDA, IDB, (Great Southern Wood,
FL, Inc.), 3.80%, 04/01/05, SouthTrust Bank, LOC         600,000       600,000

Tampa, FL, Occupational License Tax RB, 3.50%,
05/01/27, FGIC Insured, FGIC-SPI, Liquidity Provider   1,000,000     1,000,000

Tamarac, FL, IDB, (Tampa Bay  Business Center,
Inc. Project), 3.85%, 08/01/15, NationsBank
of FL, NA, LOC                                         1,000,000     1,000,000

Volusia County, FL IDA, IDB, (RS Displays Inc.
Project), 3.85%, 06/01/09, Credit Commercial
de France, LOC                                           825,000       825,000




Total Variable Rate Demand Notes                                   $59,050,000








Municipal Bonds (43%)                           PrincipalAmount        Value



Alachua County, FL School District, GO Bond,
4.20%, 01/01/97, FSA Insured                            300,000        300,129

Brazos, TX Higher Education Auth Inc., Higher
Education RB, Series C-1, 5.30%, 11/01/96                90,000         90,000

Brevard County, FL, GO Bond, 4.40%, 03/01/97,
MBIA Insured                                             50,000         50,045

Brevard County, FL, Sales Tax Rfdg & Improv RB
3.50%, 12/01/96, FGIC Insured                            90,000         90,000

Brevard County, FL School District, Tax Anticipation
Notes, 4.20%, 06/30/97                                  500,000        501,771

Broward County, FL, GO Bond, Series C, 5.00%,
01/01/97                                                500,000        501,087

Broward County, FL HFA, Housing RB, (Deer Chase
Apts Project), 4.125%, 12/01/96, First Indiana
Bank, Collateralized LOC, Mandatory Tender @ 100        950,000        949,944

Broward County, FL, Sales Tax Revenue Commercial
Paper, Series A, 3.70%, 01/06/97, Mitsubishi
Bank, LOC                                             1,370,000      1,370,000

Broward County, FL, Sales Tax Revenue Commercial
Paper, 3.60%, 12/06/96, Mitsubishi Bank, LOC          2,793,000      2,793,000

Broward County, FL, Water & Sewer RB, 7.50%,
10/01/97, Pre-refunded @ 102                          1,625,000      1,711,373

Cape Coral, FL, Special Assessment Wastewater
Improv RB, 6.65%, 01/01/97, Escrowed to Maturity         50,000         50,214

Cincinnati, OH, GO Bond, 6.875%, 12/01/96               115,000        115,273

Collier County, FL School Board, Certificates of
Participation, 6.60%, 02/15/97, Escrowed
to Maturity                                             125,000        125,970

Connecticut State Resource Recovery Auth, Solid
Waste RB, (Mid Conn System Bonds), Series A, 7.30%,
11/15/96, Pre-refunded @ 103                            200,000        206,203

Cook County, IL School District No 21, GO Bond,
(Wheeling), Series B,  3.75%, 12/01/96, MBIA Insured    395,000        394,959

Cook County, IL School District No 25, GO Bond,
(Arlington Heights), 7.50%, 12/01/96, AMBAC Insured     170,000        170,516

Dade County, FL, Public Improv RB, 6.80%,
06/01/97, FGIC Insured                                1,000,000      1,017,292

Dade County, FL Educational Facilities Auth, Higher
Education RB, (University of Miami), 3.50%, Series
A, 04/01/97, MBIA Insured                               665,000        665,062

Dade County, FL, Public Service Tax Refunding RB,
5.00%, 10/01/97, FSA Insured                          2,000,000      2,019,525

Dade County, FL, Waterworks System Rfdg GO Bond,
7.10%, 01/01/97, Pre- refunded @ 102                     50,000         51,252

District of Columbia HFA, Housing RB, Single Family
Mortgage RB, 4.00%, 12/19/96, Mandatory Tender  @ 100   500,000        500,000

Douglas County, GA, Certificates of Participation,
(Georgia Judicial & Administration Complex Project),
3.80%, 11/01/96, AMBAC Insured                          375,000        375,000

Duval County, FL School District, GO Bond, 5.20%,
08/01/97, AMBAC Insured                                 300,000        303,160

East Texas Criminal Justice Facilities Financing
Corporation, Public Improv RB, (City of Henderson
Project), 4.50%, 11/01/96, AMBAC Insured                500,000        500,000

Escambia County, FL HFA, Housing RB, (Alpine Village
Project), 4.20%, 10/01/97, Harbor Federal S&L Assn.,
Collateralized LOC, Mandatory Tender @ 100              400,000        400,706

Florida HFA, Housing RB, Series QQ, 5.50%, 11/01/96,
Pre-refunded @ 100                                    2,000,000      2,000,001

Florida HFA, Single Family Mortgage RB, 5.30%,
01/01/97, NMA/FNMA Collateralized                       160,000        160,210

Florida HFA, Homeowner Mortgage RB, Series 1A,
4.05%, 07/01/97                                         100,000        100,093

Florida State, GO Bond, (Dade County Road),
4.70%, 07/01/97                                         200,000        201,289





Municipal Bonds (Continued)                     Principal Amount      Value



Florida State Board of Education, GO Bond,
Series 1989B, 6.30%, 06/01/97                           175,000        177,484

Florida State Board of Education, GO Bond,
6.50%, 06/01/97                                         700,000        711,382

Florida State Board of Education, GO Bond,
Series B, 5.625%, 06/01/97                            4,000,000      4,044,796

Florida State Board of Education, GO Bond, Series F,
7.00%, 06/01/97                                       3,085,000      3,142,025

Florida State Board of Education, Higher
Education RB, Series A, 7.00%, 06/01/97               3,755,000      3,824,927

Florida State Board of Education, GO Bond,
Series C, 5.75%, 05/01/97, Escrowed to Maturity         250,000        252,225

Florida State Board of Education, GO Bond,
Series C-2, 5.50%, 05/01/97, Escrowed  to Maturity       35,000         35,252

Florida State Division of Bond Finance, Dept of
General Services, Pub Improv RB, (Seminole County
Road), 7.70%, 11/01/96, Pre-refunded @ 102              275,000        280,500

Florida State Division of Bond Finance, Dept. of
General Services, GO Bond, (Save Our Coast),
Series I, 6.50%, 07/01/97, Pre-refunded @ 102           300,000        311,072

Florida State Division of Bond Finance, Dept. of
General Services, GO Bond, (Save Our Coast),
Series I, 7.20%, 07/01/97, Pre-refunded @ 102           115,000        119,688

Florida State Division of Bond Finance, Dept.
of General Services, GO Bond, (Preservation 2000),
Series A, 4.20%, 07/01/97, FSA Insured                   25,000         25,041

Florida Municipal Power Agency, Commercial Paper,
Pooled Loan Project, 3.50%, 11/05/96, First
Union National Bank of NC, LOC                          905,000        905,000

Florida Local Government Financing Comm, GO Bond,
Commercial Paper, 3.55%, 11/19/96, First Union
National Bank of Florida, LOC                         1,600,000      1,600,000

Fort Myers, FL New Public Housing Auth, Housing
RB, 5.75%, 06/01/97                                     100,000        101,126

Fort Pierce, FL Util Auth, Special Obligation
Water & Sewer RB, 5.70%, 04/01/97, Escrowed
to Maturity                                              25,000         25,168

Franklin County, OH Convention Facilities Auth,
Tax & Lease Revenue Anticipation Bonds, 6.40%,
12/01/96, MBIA Insured                                  250,000
250,533
Gainesville, FL, Electric Util RB, Commercial Paper,
(Utility System C), 3.55%, 12/05/96                   1,451,000      1,451,000

Gainesville, FL, Electric Util RB, Commercial Paper,
(Utility System C), 3.50%, 11/18/96                     800,000        800,000

Gainesville, FL, Electric Util RB, Commercial Paper,
(Utility System C), 3.50%, 11/07/96                     500,000        500,000

Gettysburg, PA Area School District, GO Bond,
4.50%, 11/15/96, AMBAC Insured                          100,000        100,002

Hardee County, FL, Sales Tax Rfdg RB, 3.45%,
01/01/97, AMBAC Insured                                 295,000        294,738

Hawaii County, HI, GO Bond, 6.50%, 12/01/96,
MBIA Insured                                             50,000         50,112

Hollywood, FL, Water & Sewer RB, 5.60%, 10/01/97,
Escrowed to Maturity                                    100,000        101,420

Homestead, FL, Special Insurance Assessment RB,
(Hurricane Andrew Covered Claim), 4.40%,
03/01/97, MBIA Insured                                   95,000         95,153

Houston, TX Water System, Water & Sewer RB, 8.10%,
12/01/96, Pre-refunded @ 102                            250,000        255,863

Illinois State, GO Bond, 11.00%, 11/01/96,
Pre-refunded @ 101                                    1,000,000      1,010,000

Illinois State, Certificates of Participation,
5.20%, 11/01/96, MBIA Insured                            75,000         75,000

Iowa Student Loan Liquidity Corporation, Higher
Education RB, Series A, 7.40%, 12/01/96,
AMBAC Insured                                            80,000         80,216






Municipal Bonds (Continued)                  Principal Amount         Value



Jacksonville, FL, Elec Auth, Electric Util RB,
Series Three-A, 6.875%, 04/01/97,
Pre-refunded @ 101.5                                    100,000        103,033

Jacksonville, FL Elec Auth, Commercial Paper, Series
D-1, 3.50%, 11/14/96, Credit Suisse,
Liquidity Provider                                     1,000,000     1,000,000

Jacksonville, FL Elec Auth, Commercial Paper,
Series D-3, 3.50%, 11/06/96, Credit Suisse,
Liquidity Provider                                    1,100,000      1,100,000

Jacksonville, FL, Commercial Paper, 3.70%,
01/03/97, Morgan Guaranty, Credit
Suisse, Bayerische Landesbank, SunBank, IRC           1,000,000      1,000,000

Jacksonville, FL, Commercial Paper, (Florida Power
& Light), Series 1992, 3.45%, 11/01/96                2,000,000      2,000,000

Jacksonville, FL, Commercial Paper, (Florida Power
& Light), Series 1992, 3.65%,     01/09/97            1,000,000      1,000,000

Kissimmee, FL Util Auth, Electric Util RB,
4.15%, 10/01/97, FGIC Insured                           100,000        100,310

Lakeland, FL Hospital System, Hospital RB,
(Lakeland Regional Medical Center Project),
Series B, 4.00%, 11/15/96, MBIA Insured                 730,000        730,216

Lake Worth, FL, Water & Electric RB, Series A,
4.125%, 04/01/97, AMBAC Insured                         100,000        100,149

Las Vegas, NV Improvement District #404, Public
Improv RB, Zero Coupon, 11/01/96, FSA Insured           350,000        350,000

Lee County, FL, Capital & Transportation Facilities
RB, Series A, 4.00%, 10/01/97, MBIA Insured             100,000        100,176

Lee County, FL, Public Improv RB, SubSeries Two,
6.50%, 10/01/97, Pre-refunded @ 102                      25,000         25,554

Lee County, FL Hospital Board of Directors, (Lee
Memorial Hospital Project), Commercial Paper, 1995
Series A, 3.55%, 11/15/96, Sun Bank, N.A., LOC        1,500,000      1,500,000

Lee County, FL School Board, Certificates of
Participation, Series A, 4.20%, 08/01/97,
FSA Insured                                             100,000        100,142

Lee County, FL IDA, IDB, (Bonita Springs Project),
6.40%, 11/01/96, Asset Guaranty Insured                 215,000        215,000

Longboat Key, FL, Water & Sewer RB, 4.00%,
07/01/97, AMBAC Insured                                 100,000        100,159

Lynn Haven, FL, Capital Improvement RB, Series
1996A, 3.75%, 12/01/96, MBIA Insured                    100,000        100,000

Manatee County, FL HFA, Single Family Mortgage RB,
Subseries 1, 4.50%, 05/01/97, GNMA Collateralized        45,000         45,000

Manatee County, FL, Transportation RB, 3.80%,
10/01/97, MBIA Insured                                   50,000         50,000

Marion County, FL School District, GO Bond, 4.50%,
08/01/97, FSA Insured                                    50,000         50,139

Martin County, FL School District, Tax Anticipation
Notes, 4.25%, 06/30/97                                1,000,000      1,003,176

Miami Beach, FL Health Facilities Auth, Hospital
RB, (Mount Sinai Medical Center Project), 4.60%,
11/15/96, FSA Insured                                    25,000         25,001

Miami, FL, GO Bond, 4.30%, 12/01/96, FGIC Insured        50,000         50,002

Minneapolis, MN, GO Bond, 6.85%, 12/01/96               100,000        100,235

New Jersey State, GO Bond, 7.30%, 11/01/96,
Pre-refunded @ 101.50                                   100,000        101,500

Okaloosa County, FL, Water & Sewer  RB, Custody
Receipts Loan Obligations, 6.00%, 04/01/97,
MBIA Insured                                            100,000        100,681

Okaloosa County, FL, Water & Sewer RB, 3.95%,
07/01/97, MBIA Insured                                  100,000         99,963






Municipal Bonds (Continued)                      Principal Amount     Value



Okeechobee, FL, Water & Sewer Revenue Rfdg and
Improv Bonds, 7.875%, 01/01/97, Pre-refunded @ 102    1,500,000      1,540,732

Orange County, FL Health Facilities Auth, Hospital
RB, (Orlando Regional Healthcare), Series B, 3.75%,
10/01/97, MBIA Insured                                  810,000        810,000

Orange County, FL, Sales Tax RB, Series F, 6.70%,
01/01/97, Pre-refunded @ 102                             25,000         25,599

Orange County, FL School District, Revenue
Anticipation Renewal Notes, Series A, 4.25%,
04/15/97                                              1,500,000      1,504,216

Orange County, FL, Commercial Paper, 3.40%,
11/04/96, NationsBank, N.A., IRC                        400,000        400,000

Orlando, FL Utilities Commission, Water & Sewer
RB, 4.50%, 10/01/97                                     100,000        100,622

Orlando, FL Utilities Commission, Water & Sewer RB,
Subseries A, 4.10%, 10/01/97                            100,000        100,266

Orlando, FL, Water & Sewer RB, Commercial Paper,
3.65%, 12/09/96, Union Bank of Switzerland, LOC       2,400,000      2,400,000

Orlando, FL Community Redevelopment Agency, Tax
Increment RB, 4.60%, 10/01/97,  FGIC Insured            250,000        251,217

Osceola County, FL School District, GO Bond,
5.20%, 08/01/97, MBIA Insured                            50,000         50,435

Palm Beach County, FL, Public Improv RB, (Judicial
Center Parking Facility), 3.60%, 11/01/96,
FGIC Insured                                            435,000        435,000

Palm Beach County, FL School District, Tax
Anticipation Notes, Series 1996, 4.50%, 09/26/97      1,500,000      1,508,188

Pasco County, FL Solid Waste Disposal & Resource
Recovery System, Solid Waste RB, Series A, 7.35%,
 04/01/97, FGIC Insured                                  40,000         40,496

Pennsylvania State Financing Auth, Muni Lease
Obligation, (Township of Peters Washington County
Proj), 3.75%, 11/01/96, MBIA Insured                    100,000        100,000

Pennsylvania State, GO Bond, Fourth Series A, 6.30%,
12/15/96, Pre-refunded @ 101.50                         500,000        509,043

Pinellas County, FL HFA Single Family Mortgage
Revenue Bonds, Multi-County Program, Series B,
3.40%, 03/01/97, GNMA/FNMA Collateralized, GIC:
Trinity Funding Company                               1,000,000      1,000,000

Pinellas County, FL, Transportation Improv RB,
5.00%, 08/01/97, FGIC Insured                           250,000        252,374

Polk County, FL, Capital Improv RB, 6.20%,
12/01/96, Escrowed to Maturity                          100,000        100,165

Puerto Rico Public Bldgs Auth, Gtd Public Education
& Health Facilities RB, Series G, 7.875%, 07/01/97,
Pre-refunded @ 102                                      135,000        141,158

Puerto Rico Public Bldgs Auth, Gtd Public Education
& Health Facilities RB, Series H, 7.875%, 07/01/97,
Pre-refunded @ 102                                      100,000        104,590

Puerto Rico Electric Power Auth, Electric Util RB,
9.375%, 07/01/97, Pre-refunded @ 102                    300,000        316,219

Puerto Rico Industrial, Medical, & Environmental
Pollution Ctrl Facilities Financing Auth, (Key
Pharmaceutical-Schering Plough), Series A, 3.80%,
12/01/96, Morgan Guaranty Trust Co., LOC,
Optional Tender @ 100                                   250,000        250,039

Punta Gorda, FL, Water and Sewer RB, (Crossover
Refunding), 4.80%, 01/01/97, AMBAC Insured               40,000         40,028

Putnam County, FL Development Auth, Pollution
Ctrl RB, (Seminole Electric Cooperative, Inc.),
Series D, 3.50%, 12/15/96, National Rural Utilities
Cooperative Finance Corporation, GTY,
Mandatory Tender @100                                 1,500,000      1,500,000





Municipal Bonds (Continued)                     PrincipalAmount       Value



Putnam County, FL Development Auth, Pollution
Ctrl RB, (Seminole Electric Cooperative, Inc),
Series H-4, 3.80%,  03/15/97,  National Rural
Utilities Cooperative Finance Corporation,
GTY, Mandatory Tender @ 100                           1,000,000      1,000,000

Sacramento, CA Redevelopment Agency, Tax Allocation
RB, (Merged Downtown Redevelopment Project), 8.15%,
11/01/96, Pre-refunded @ 102                             50,000         51,000

St. Johns County, FL, GO Bond, 6.60%, 09/01/97,
Pre-refunded @ 102                                       25,000         26,017

St. Lucie County, FL School District, GO Bond,
Series 1996A, 3.50%, 02/01/97,  FSA Insured             250,000        250,182

St. Lucie County, FL, Commercial Paper, (Florida
Power & Light), 3.50%, 01/07/97                       1,000,000      1,000,000

St. Lucie County, FL, Commercial Paper, (Florida
Power & Light), 3.60%, 11/07/96                       1,000,000      1,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series A, (Sarasota Memorial Hospital), 3.65%,
11/13/96, SunTrust Bank, Central Florida, LOC           900,000        900,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series B, (Sarasota Memorial Hospital), 3.60%,
11/08/96, SunTrust Bank, Central Florida, LOC         2,000,000      2,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series B, (Sarasota Memorial Hospital), 3.55%,
12/11/96, SunTrust Bank, Central Florida, LOC         1,000,000      1,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series C, (Sarasota Memorial Hospital), 3.70%,
12/10/96, SunTrust Bank, Central Florida, LOC           300,000        300,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series 1996A, (Sarasota Memorial Hospital),
3.60%, 12/03/96, SunTrust Bank, SBPA                  1,000,000      1,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series 1996A, (Sarasota Memorial Hospital),
3.55%, 12/04/96, SunTrust Bank, SBPA                  1,500,000      1,500,000

Seacoast, FL Util Auth, Water & Sewer RB,
Series A, 6.70%, 03/01/97, Escrowed to Maturity          50,000         50,504

Signal Hill, IL School District No. 181, GO Bond,
9.00%, 12/01/96, Asset Guaranty Insured                 120,000        120,461

South Dakota State Health & Educational Facilities
Auth, Hospital RB, (Sioux Valley   Hospital),
6.95%, 11/01/96, Escrowed to Maturity                   100,000        100,000

South Dakota State Bldg Auth, Certificates of
Participation, Series A, 7.50%, 12/01/96,
Pre-refunded @ 102                                      240,000        245,515

Steamboat Springs, CO, Sales Tax RB, Series B,
4.55%, 12/01/96, MBIA Insured                           175,000        175,073

Sunshine State Gov Fin Comm, Commercial Paper,
3.50%, 11/13/96, LOC: Union Bank of Switzerland,
National Westminster Bank, PLC,
Morgan Guaranty Trust Co.                             2,300,000      2,300,000

Sunshine State Gov Fin Comm, Commercial Paper,
3.65%, 01/08/97, Florida State Board of
Administration, Liquidity Provider                    1,000,000      1,000,000

Tampa, FL, Utility Tax & Special RB, 8.125%,
10/01/97, Pre-refunded @ 102                            300,000        317,271

Texas National Research Lab Commission Financing
Corporation, Muni Lease Obligation, (Superconducting
Super Collider Project), 5.70%, 12/01/96,
Escrowed to Maturity                                    500,000        500,879

Venice, FL, Stormwater & Drain RB, Series 1996,
3.85%, 05/01/97, AMBAC Insured                          115,000        115,000

Virginia State Public School Auth, Special
Obligation RB, (Henrico County), 6.70%, 12/01/96         50,000         50,108

Volusia County, FL Educational Facilities Auth,
Higher Education RB, (Stetson University Project),
Series B, 3.65%, 06/01/97, MBIA Insured                 200,000        200,000





Municipal Bonds (Continued)                         PrincipalAmount     Value



Washington Suburban Sanitation District, MD,
Solid Waste RB, 5.90%, 11/01/96                         100,000        100,000

Weirton, WV Muni Hospital Bldg Commission,
Hospital RB, (Weirton Medical Center),
Series  A, 4.75%, 12/01/96, AMBAC Insured                35,000         35,021

West Virginia State Water Development Auth, Water
& Sewer RB, Series A, 7.00%, 11/01/96,
Pre-refunded @ 100                                      270,000        270,000




 Total Municipal Bonds (Cost $78,671,651)                          $78,671,651



Total Investments (100%) (Cost $137,721,651)                      $137,721,651


Summary of Ratings:
AAA/Equivalent (98%), AA/Equivalent (2%)
Average Portfolio Maturity: 64 Days













Municipal Bonds (100%)                            PrincipalAmount     Value



Bay County, FL, Pollution Ctrl RB, (International
Paper Co. Project), 5.70%, 11/01/98                      20,000         20,128

Belle Glade, FL, Water & Sewer RB, Series A, 4.05%,
09/01/00, FSA Insured                                    35,000         34,522

Boynton Beach, FL, Housing RB, (Clipper Cove
Apartments), 4.20%, 01/01/97                             60,000         60,026

Bradenton, FL, Util System Water & Sewer RB,
Series A, 7.10%, 10/01/99, AMBAC  Insured               100,000        107,650

Brevard County, FL School Board, Certificates of
Indebtedness, 6.55%, 01/01/98, AMBAC Insured             25,000         25,695

Brevard County, FL School Board, Certificates of
Participation, 6.50%, 07/01/02, Pre-refunded @ 102      100,000        111,186

Broward County, FL School District, GO Bond, 6.75%,
02/15/97                                                 25,000         25,193

Broward County, FL School District, GO Bond, 6.75%,
02/15/98                                                200,000        207,020

Broward County, FL School District, GO Bond,
5.70%, 02/15/01                                         300,000        314,124

Cape Coral, FL, Water and Sewer Rfdg RB, 4.00%,
01/01/97, FGIC Insured                                   65,000         65,042

Central Arizona Water Conservation District,
Electric Util RB, (Central Arizona Project)
6.90%, 11/01/96                                          25,000         25,000

Clay County, FL Util System, Water & Sewer RB,
Series B, 4.125%, 11/01/99, FGIC Insured                100,000         99,693

Clearwater, FL, Water & Sewer RB, Series B,
6.75%, 12/01/98, Pre-refunded @ 103.50                   50,000         54,387

Collier County, FL School Board, Municipal Lease
Obligation, Certificates of Participation, 4.00%,
02/15/99, FSA Insured                                   100,000         99,757

Dade County, FL, GO Bond, 7.40%, 07/01/97                75,000         75,975

Dade County, FL Aviation Auth, Transportation RB,
Series X, 5.25%, 10/01/01                               100,000        103,316

Dade County, FL Aviation Auth, Transportation RB,
Series Y, 4.90%, 10/01/01, MBIA Insured                 140,000        142,131

Dade County, FL, Guaranteed Entitlement Spl Assmt
Bonds, Series B, Zero Coupon, 02/01/00, MBIA Insured    250,000        215,308

Dade County, FL, Guaranteed Entitlement Spl Assmt
Bonds, Series B, Zero Coupon, 02/01/01, MBIA Insured    250,000        205,720

Dade County, FL HFA, Single Family Mortgage RB,
Series B,  7.50%, 03/01/99, GNMA Collateralized           5,000          5,114

Dade County, FL, Public Improv RB, 7.10%, 06/01/00,
FGIC Insured                                             70,000         74,253

Dade County, FL School District, GO Bond, 6.90%,
07/01/97                                                 65,000         66,279

Dade County, FL School District, GO Bond, 4.00%,
07/15/99, MBIA Insured                                  100,000         99,514

Dade County, FL Solid Waste System, Solid
Waste RB, 6.60%, 10/01/98                                50,000         51,432

Dade County, FL, Water & Sewer RB, 4.75%,
10/01/99, FGIC Insured                                  100,000        101,411

Dade County, FL Health Facilities Auth, Hospital
RB, (Catholic Health & Rehabilitation Inc.), 7.45%,
08/15/99, Allied Irish Banks, PLC, LOC                   50,000         53,577

Dade County, FL Health Facilities Auth, Hospital
RB, (Baptist Hospital Miami Project), 7.375%,
05/01/97, Pre-refunded @ 102                            100,000        103,791

Dade County, FL Health Facilities Auth, Hospital
RB, (Baptist Hospital Miami Project), 4.00%,
05/15/97, MBIA Insured                                   65,000         65,099

Daytona Beach, FL, Water & Sewer RB, 4.625%,
11/15/98, AMBAC Insured                                  75,000         75,856





Municipal Bonds (Continued)                     PrincipalAmount        Value



Delray Beach, FL, GO Bond, (Decade of Excellence
Program), 6.80%, 02/01/00, Pre-refunded @ 102            50,000         54,541

Duval County, FL School District, GO Bond,
5.625%, 08/01/00, AMBAC Insured                          75,000         77,933

Escambia County, FL HFA, Housing RB, (Alpine
Village Project), 4.20%, 10/01/97, Harbor Federal
S&L Assn., Collateralized LOC, Mandatory Tender @ 100   100,000        100,000

Escambia County, FL, Public Improv RB, 4.25%,
01/01/97                                                110,000        109,992

Escambia County, FL, Public Improv RB, 4.75%,
01/01/99                                                220,000        219,941

Escambia County, FL, Public Improv RB, Series A,
5.00%, 01/01/00                                         250,000        251,800

Escambia County, FL School Board, Municipal Lease
Obligation, Certificate of Participation, 5.80%,
02/01/00, FSA Insured                                    50,000         52,116

First FL Governmental Financing Commission, 7.05%,
07/01/98, Pre-refunded @ 102                            100,000        106,819

Flagler County, FL, Sales Tax Improv Infrastructure
Surtax RB, 6.30%, 12/01/97, MBIA Insured                100,000        102,646

Florida HFA, Single Family Mortgage RB, Series B,
5.00%, 01/01/98,  GNMA/FNMA Collateralized              285,000        287,844

Florida HFA, Housing RB, Single Family Mortgage RB,
1995 Series A, 5.70%, 01/01/01, GNMA Collateralized      75,000         77,374

Florida HFA, Homeowner Mortgage & RB, 1995 Series
1A, 4.75% 07/01/01                                      100,000        100,000

Florida HFA, Rfdg Homeowner Mortgage & RB,
Series 2, 5.20%, 01/01/02                               295,000        298,304

Florida HFA, Housing RB, (Turtle Creek Apartments
Projects), 1996 Series C, 4.75%, 05/01/00,
AMBAC Insured                                            85,000         85,245

Florida HFA, Housing RB, (Lake Carlton Arms),
7.375%, 12/01/99, National Life Insurance Co., GTY,
Mandatory Tender @ 100                                   65,000         65,785

Florida HFA, Housing RB, (Crossings Project),
6.625%, 02/01/97, Connecticut General Life Insurance,
GTY, Mandatory Tender @ 100                              55,000         55,397

Florida State, Pollution Ctrl RB, Series W, 7.00%,
07/01/98                                                140,000        146,742

Florida State Board of Education, GO Bond, Series B,
7.00%, 06/01/99, Pre-refunded @ 102                      75,000         81,434

Florida State Board of Education, GO Bond, Series A,
Zero Coupon, 06/01/00 Pre-refunded @ 37.658             100,000         31,535

Florida State Board of Education, GO Bond, Series C,
5.125%, 06/01/00                                        100,000        103,569

Florida State Board of Education, GO Bond, Series A,
5.25%, 06/01/00                                          65,000         66,637

Florida State Board of Education, GO Bond, Series A,
7.25%, 06/01/00, Pre-refunded @ 102                     185,000        205,787

Florida State Board of Education, GO Bond, Series A,
5.50%, 01/01/01                                         250,000        259,385

Florida State Board of Education, GO Bond, Series C,
5.90%, 05/01/00, Escrowed to Maturity                    25,000         25,438

Florida State Department of General Services,
Division of Facilities Management, (FL  Facilities
Pool), Series C, 4.50%, 09/01/00, FSA Insured           100,000        100,379

Florida Correctional Privatization Commission,
Certificates of Participation, (350 Bed Youthful
Offender Correctional Facility, Columbia County
Project), 4.125%, 08/01/99, AMBAC Insured               200,000        200,092





Municipal Bonds (Continued)                      PrincipalAmount      Value



Florida State Division of Bond Finance, Department
of General Services, GO Bond, (Dept of Natural
Resources-Preservation 2000), Series A, 5.80%,
07/01/01, MBIA Insured                                   90,000         95,024

Florida State Division of Bond Finance, Department
of General Services, GO Bond, (Dept of Environmental
Protection-Preservation 2000), Series A, 4.30%,
07/01/00, MBIA Insured                                  110,000        109,847

Florida State Turnpike Auth, Transportation RB,
7.50%, 07/01/01                                         250,000        271,945

Florida State Turnpike Auth, Transportation RB,
7.50%, 07/01/99, Pre-refunded @ 102                      40,000         44,010

Ft. Myers, FL, Electric Util Rfdg RB, Series B,
Zero Coupon, 10/01/99, Pre-refunded @ 26.012             40,000          9,052

Ft. Myers, FL, Public Improv RB, Series 1996A,
4.40%, 12/01/99, AMBAC Insured                          150,000        150,510

Gainesville, FL Util System, Electric Util RB,
Series A, 5.90%, 10/01/00                                50,000         52,761

Hernando County, FL, Solid Waste RB,  7.10%,
10/01/00, Pre-refunded @ 102                            100,000        111,490

Hillsborough County, FL Aviation Auth, Airport RB,
(Tampa International Arpt), Series B, 7.00%,
10/01/99, Pre-refunded @ 102                             75,000         82,034

Hillsborough County, FL Aviation Auth, Airport RB,
(Tampa International Arpt), 6.30%, 10/01/00,
FGIC Insured                                             75,000         80,240

Hillsborough County, FL School Board, Certificates
of Participation, 4.60%, 07/01/97, MBIA Insured         100,000        100,552

Indian River County, FL, Solid Waste RB, 7.10%,
06/01/99, FGIC Insured                                  200,000        204,424

Indian Trace Community Development District, FL,
Water Management-Special Benefit Bonds, Series A,
5.20%, 05/01/02, MBIA Insured                            35,000         35,874

Indian Trail Water Control District, FL, Public
Improv RB, (Unit of Development  No.1), Series
1990, 7.875%, 07/01/00                                   25,000         26,381

Jacksonville, FL Electric Auth, Electric Util RB,
Issue 2, Series 11, 5.00%, 10/01/98                     100,000        101,676

Jacksonville, FL Electric Auth, Electric Util RB,
Issue 2, Series 6, 6.40%, 10/01/00                      250,000        267,058

Jacksonville, FL, Guaranteed Entitlement Rfdg RB,
Series A, 4.40%, 10/01/01, AMBAC Insured                100,000         99,734

Jacksonville, FL Health Facilities Auth, Hospital
RB, (Riverside Hospital), 7.25%, 10/01/98,
Escrowed to Maturity                                     30,000         31,624

Jacksonville, FL Health Facilities Auth, Hospital RB,
(St. Lukes Hospital Association),  5.90%,11/15/96       100,000        100,076

Jacksonville, FL Health Facilities Auth, Hospital RB,
(St. Lukes Hospital Association),  6.30%,11/15/99        50,000         52,659

Jacksonville, FL Health Facilities Auth, Hospital RB,
(National Benevolent Association- Cypress Village
Project), Series 1996A, 4.50%, 12/01/98                 100,000        100,095

Jacksonville, FL Health Facilities Auth, Hospital RB,
(National Benevolent Association- Cypress Village
Project), Series 1996A, 4.75%, 12/01/99                 115,000        115,159

Jacksonville, FL Health Facilities Auth, Hospital RB,
(National Benevolent Association- Cypress Village
Project), Series 1996A, 5.00%, 12/01/00                 125,000        125,224

Jacksonville, FL Health Facilities Auth, Hospital RB,
(National Benevolent Association- Cypress Village
Project), Series 1996A, 5.20%, 12/01/01                 130,000        130,000

Key West, FL Util Board, Electric Util RB, 9.75%,
04/01/00, Pre-refunded @ 103                            200,000        239,112




Municipal Bonds (Continued)                     PrincipalAmount       Value



Largo, FL, Hospital RB, (Sun Coast Health System)
5.75%, 03/01/01                                         285,000        289,885

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program), Series A, Subseries 2,
5.25%, 03/01/02, GNMA Collateralized                     60,000         60,943

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program), Series 1996A,  Subseries 3,
5.00%, 03/01/00, GNMA Collateralized                     50,000         50,118

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program), Series 1996A, Subseries 3,
5.10%, 03/01/01, GNMA Collateralized                     55,000         55,166

Lee County, FL School Board, Certificates of
Participation, Series A, 6.00%, 08/01/98, FSA Insured   100,000        102,863

Lee County, FL School Board, Certificates of
Participation, 4.75%, 08/01/98, FSA Insured             100,000        101,133

Lee County, FL School Board, Certificates of
Participation, 4.875%, 08/01/99, FSA Insured            100,000        101,977

Lee County, FL School Board, Certificates of
Participation, Series A, 4.30%, 08/01/01, FSA Insured    50,000         49,658

Lee County, FL Hospital Board, Hospital RB,
Lee Memorial Hospital), 7.10%, 04/01/98, BIG Insured     50,000         52,165

Lee County, FL Solid Waste System, Solid Waste RB,
Series A, 6.30%, 10/01/97, MBIA Insured                 100,000        102,155

Lee County, FL Solid Waste System, Solid Waste RB,
Series A, 4.50%, 10/01/01, MBIA Insured                  95,000         94,666

Leesburg, FL, Hospital Rfdg RB, (Leesburg Regional
Medical Center Project), Series A, 4.80%, 07/01/00      250,000        250,985

Leon County, FL School District, GO Bond, 6.00%,
07/01/02                                                250,000        265,290

Manatee County, FL HFA, Single Family Mortgage RB,
4.00%, 05/01/98, GNMA Collateralized                     40,000         39,879

Manatee County, FL HFA, Single Family Mortgage RB,
Subseries 1, 5.00%, 05/01/99, GNMA Collateralized        45,000         45,410

Manatee County, FL HFA, Single Family Mortgage  RB,
Subseries 1, 5.375%, 05/01/02, GNMA Collateralized       45,000         45,706

Martin County, FL, GO Bond, 6.50,%, 02/01/00,
Pre-refunded @ 102                                       50,000         54,091

Martin County, FL Health Facilities Auth, Hospital RB,
(Martin Memorial Hospital), Series A, 7.00%, 11/15/00,
MBIA Insured                                            175,000        191,259

Martin County, FL, Gas Tax RB, 4.00%, 07/01/00,
AMBAC Insured                                           100,000         98,721

Martin County, FL, Combined Special Assessment RB,
4.40%, 11/01/97                                         100,000        100,155

Martin County, FL, Combined Special Assessment RB,
5.30%, 11/01/01                                         150,000        151,047

Maryland Energy Financing Administration, Solid
Waste RB, (Wheelabrator Water Technologies Baltimore
L.L.C. Projects), Series 1996, 3.90%, 12/01/96          150,000        150,035

Miami Beach, FL Redevelopment Agcy, Tax Increm RB,
(City Center/Historic Conv Village), 4.00%, 12/01/96    150,000        149,973

Miami Beach, FL Redevelopment Agcy, Tax Increm RB,
(City Center/Historic Conv Village), 4.20%, 12/01/97    100,000        100,000

Miami Beach, FL Redevelopment Agcy, Tax Increm RB,
(Historic Conv Village), Series B, 5.25%,12/01/01       160,000        160,914




Municipal Bonds (Continued)                        Principal Amount   Value


Miami, FL, GO Bond, 6.70%, 08/01/97                     350,000        357,119

Miami, FL, Special Rev Rfdg Bond, 7.30%, 01/01/01,
MBIA Insured                                            100,000        105,686

Nassau County, FL, Certificates of Indebtedness,
5.50%, 12/01/96                                         107,000        107,016

North Miami, FL Health Facilities Auth, Hospital RB,
(Catholic Health Services Obligation Group),
4.80%, 08/15/01, SunTrust Bank, Central Florida, LOC    100,000         99,486

Ocala, FL, Power Supply Electric Util RB, 6.75%,
10/01/98, MBIA Insured                                   25,000         25,563

Okaloosa County, FL, Water & Sewer RB, 7.15%,
01/01/99, Pre-refunded @ 102                             50,000         53,934

Okeechobee, FL Util Auth, Util Sys Acquisition &
Improv RB, Series 1995, 4.25%,10/01/00, MBIA Insured    100,000         99,676

Orange County, FL Health Facilities Auth, Hospital RB,
(Orlando Regional Medical Center Project),
6.15%, 10/01/97, Pre-refunded @ 102                     100,000        104,165

Orange County, FL Health Facilities Auth, Hospital RB,
(Adventist Health Systems Sunbelt Obligated Group),
4.40%, 11/15/97, AMBAC Insured                          100,000        104,700

Orange County, FL Health Facilities Auth, Hospital RB,
(Adventist Health Systems Sunbelt Obligated Group),
6.60%, 11/15/98, AMBAC Insured                          100,000        100,695

Orange County, FL HFA, Single Family Mortgage RB,
5.50%, 10/01/00, GNMA/FNMA Collateralized               100,000        102,791

Orange County, FL HFA, Single Family Mortgage RB,
Series A, 5.05%, 04/01/02, GNMA/FNMA Collateralized,    100,000        100,702

Orange County, FL HFA, Housing RB, (Post Lake
(Orlando)), 7.50%, 01/01/98, The Bank of Tokyo,
Limited, LOC                                             50,000         51,161

Orlando, FL Utility Commission, Electric Util RB,
Series B, 4.15%, 10/01/97                                50,000         50,119

Palm Beach County, FL, GO Bond, Series B, 3.40%,
07/01/97                                                100,000         99,768

Panama City - Bay County, FL, Airport RB, 4.25%,
10/01/99, MBIA Insured                                   75,000         74,916

Pensacola, FL Health Facilities Auth, Hospital RB,
(Daughters of Charity National Health), 4.60%,
01/01/00                                                300,000        301,212

Pinellas County, FL Health Facilities Auth,
Hospital RB, (Morton Plant Health System Project)
4.70%, 11/15/00, MBIA Insured                           100,000        100,803

Pinellas County, FL Health Facilities Auth, Hospital
RB, (Sunshine Village Nursing Home), 6.50%, 10/01/99    130,000        129,854

Pinellas County, FL, Resource Recovery RB, Series A,
6.70%, 10/01/01 MBIA Insured                            300,000        328,599

Plantation, FL, Water & Sewer RB, Capital Appreciation
Series B, Zero Coupon, 03/01/97, MBIA Insured           100,000         98,674

Port Orange, FL, Water & Sewer RB, 6.00%, 10/01/98,
AMBAC Insured                                           100,000        103,688

Port St. Lucie, FL, Water & Sewer RB, Series 1996A,
Zero Coupon, 09/01/01, FGIC Insured                     150,000        118,820

Puerto Rico Commonwealth Infrastructure Financing
Auth, Spl Tax RB, 7.60%, Series A, 07/01/00             200,000        212,478

Puerto Rico Housing Bank & Finance Agency, Single
Family Mortgage RB, 4.50%, 12/01/98                      85,000         84,563

St. Johns County, FL IDA, Hospital RB, (Flagler
Hospital), 5.00%, 08/01/97                              100,000        100,721

St. Lucie County, FL School District, GO Bond,
Series A, 3.80%, 02/01/00, FSA Insured                  100,000         97,841




Municipal Bonds (Continued)
Principal
Amount

Value



St. Petersburg, FL Health Facilities Auth, Hospital RB,
(Allegheny Health - St. Anthony), Series C, 7.75%,
01/01/98, Pre-refunded @ 102                             40,000         42,478

St. Petersburg, FL Professional Sports Facility, Sales
Tax RB, Series 1995, 5.00%, 10/01/00, MBIA Insured      100,000        102,350

Sarasota County, FL Health Facilities Auth, (Sunnyside
Properties Project), Series 1995, 5.50%,05/15/01        500,000        493,490

Sarasota County, FL Utility System, Electric Util RB,
Zero Coupon, 06/01/99, Pre-refunded @ 22.7283           400,000         80,620

Sarasota County, FL, Electric  Util RB, 7.10%,
06/01/98, Pre-refunded @ 102                            100,000        106,664

Seacoast, FL Util Auth, Water & Sewer RB, Series A,
Zero Coupon, 03/01/99, Pre-refunded @ 27.8751           315,000         79,689

Seminole, FL Water Control District, Special Assessment
Bonds, (Unit of Development No.2), Series 1996,
5.95%, 08/01/01                                         290,000        289,495

Tallahassee, FL Health Facilities, Hospital RB,
(Tallahassee Memorial Regional Medical Center),
Series B, 5.30%, 12/01/00, MBIA Insured                  75,000         77,240

Tallahassee, FL Municipal Airport, Airport Rfdg RB,
4.60%, 10/01/01, AMBAC Insured                          165,000        165,000

Tallahassee, FL, Electric Util RB, Series A,
4.90%, 10/01/98                                          50,000         50,747

Tampa, FL Sports Auth, IDB, (Tampa Bay Arena Project),
4.30%, 04/01/99, MBIA Insured                            80,000         80,362

University Community Hospital Inc. FL, Hospital RB,
6.80%, 09/01/99, Escrowed to Maturity                   100,000        106,539

Winter Haven, FL, Water & Sewer RB, 6.50%, 07/01/00,
AMBAC Insured                                            25,000         26,306

Winter Springs, FL, Water & Sewer RB, 7.15%,
04/01/00, Pre-refunded @ 102                            100,000        110,513




Total Investments (Cost $16,603,768)                               $16,681,933



Summary of Ratings:
AAA (69%), AA (14%) A (4%), BBB (10%),
Non-rated (3%)
Average Portfolio Maturity: 2.95 Years







Statements of Assets and Liabilities



                                             Money Fund       ShortTerm Fund

ASSETS




Investments in securities, at value
(cost $137,721,651 and $16,603,768
respectively)                           $   137,721,651        $  16,681,933
Receivables:
     Interest	                              1,133,092              236,597
     Fund shares sold	                         59,975            1,622,246
     From manager for reimbursable costs            --                 4,721
Organization costs, net of accumulated
amortization                                     17,526               17,526
          Total assets                      138,932,244           18,563,023




LIABILITIES




Payable for investment securities purchased    1,719,003            485,659
Payable for fund shares redeemed	           3,489               --
Dividend payable	                         388,352             65,627
Funds advanced by custodian	                 173,625            463,116
Funds advanced by manager                         50,191               --
           Total liabilities                   2,334,660           1,014,402




NET ASSETS


Net assets                                $  136,597,584        $  17,548,621
Number of shares outstanding                 136,597,584            1,757,203




Net asset value, offering price and redemption
     price per share                      $         1.00        $        9.99






  Statements of Operations
                                                Money Fund        ShortTerm Fund

INVESTMENT INCOME
Income:
    Interest                                   $ 2,196,507            $ 305,175
Expenses:
    Investment advisory fee (Note 2)               307,691               40,601
    Custodian fees (Note 3)                         19,891                7,032
    Distribution fees (Note 2)                      42,556               11,408
    Transfer agency fees and expenses (Note 2)      42,099                6,810
    Printing costs                                   2,552                  284
    Professional fees                               10,175                7,162
    Insurance                                        1,855                  207
    Registration and filing fees                    22,145               10,462
    Trustees' fees and expenses                      3,960                  440
    Amortization of organization costs               4,260                4,260
    Other expenses                                  13,220                2,098

          Total expenses                           470,404               90,764
Expense reimbursements fees (Note 2)              (341,049)             (75,368)
Custodian fees paid indirectly (Note 3)             (6,279)              (1,862)

          Net expenses                             123,076               13,534

Net investment income                          $ 2,073,431           $  291,641


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments                170                 (412)
Unrealized appreciation (depreciation) on investments   --               62,485
Net realized and unrealized gain (loss) on investments 170               62,073

Increase in net assets from operations          $ 2,073,601          $  353,714





    Statements of Changes in Net Assets
                                         MONEY FUND        SHORT TERM FUND
                               Six Months                 Six Months
                               Ended           Year         Ended      Year
                               10/31/96        Ended      10/31/96     Ended
                               (Unaudited)     4/30/96    (Unaudited)  4/30/96


INCREASE (DECREASE) IN NET ASSETS
Operations:

  Net investment income ...   $2,073,431    $4,212,055    $291,641   $562,826

  Net realized gain (loss)
  on investments                     170           --         (412)     3,238

  Unrealized appreciation
  of investments                      --           --        62,485    44,890

  Increase in net assets
  from operations              2,073,601     4,212,055     353,714    610,954

  Dividends to shareholders
  from net investment income..(2,073,431)   (4,212,055)   (291,641)  (562,826)

  Fund share transactions
   (Note 4)                   22,654,407     8,296,539   5,142,720  1,182,701

   Net increase in net
    assets                    22,654,577     8,296,539   5,204,793  1,230,829

Net Assets:
    Beginning of period      113,943,177   105,646,638  12,343,828 11,112,999

    End of period           $136,597,584  $113,943,177 $17,548,621 $12,343,828



1.  Summary of Accounting Policies
The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its Shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended October 31, 1996 are exempt from federal income taxes. However, certain Shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Organization Expenses
Organization expenses are being amortized on a straight-line basis over a five-year period.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate
Under its investment advisory agreements, WRH provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets for the month. For the six months ended October 31, 1996, management fees totalled $307,691 and $40,601 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six month period ended October 31, 1996, fees under this agreement amounted to $21,043 and $2,374 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds are being paid by WRH to the extent that they exceed .20% of each Fund's average daily net assets, and will continue to be paid at that level until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. However, the Plans are not yet in operation and the Funds have no obligation to make payments to WRH under the Plans until they become operational, subject to approval by the Board of Trustees. The amounts reported as distribution fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, but which would be payable by the Funds had the Plans been operational.

During the six month period ended October 31, 1996, the Money Fund and the ShortTerm Fund paid $668 and $3,527, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the six month period ended October 31, 1996, custodian fees were reduced by earnings credits of $6,279 and $1,862 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.


4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $136,597,584 and $17,570,265, respectively. Transactions in Fund shares for the six months ended October 31, 1996 and the year ended April 30, 1996 were as follows:


                       MONEY FUND*                 SHORTTERM FUND
                                           SHARES                AMOUNT
               Six Months Year      Six Months Year      Six Months  Year
               Ended      Ended     Ended      Ended     Ended       Ended
               10/31/96   4/30/96   10/31/96   4/30/96   10/31/96    4/30/96

Sold         135,112,829 249,259,567 1,182,806 1,964,966 $11,789,261 $19,623,819
Issued on
reinvested
 dividends    1,879,457   4,189,167     26,204    52,842    260,643      528,044
Redeemed  (114,337,879)(245,152,195) (693,855)(1,899,770)(6,907,184)(18,969,162)

Net increase
(decrease)   22,654,407   8,296,539    515,155   118,038 $5,142,720 $1,182,701


 * All at $1.00 per share

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six months ended October 31, 1996 were $8,845,327 and $6,351,775, respectively. At October 31, 1996, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized appreciation, which amounted to $78,165 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $91,943 and ($13,778), respectively. As of October 31, 1996, the accumulated net realized loss was $99,809 for the ShortTerm Fund. For tax purposes, such losses are available to offset future realized capital gains until the capital loss carryforwards expire in 2003.

6.  Financial Highlights
                                                  Money Fund
                                     Six Months                   Period
                                      Ended     Year     Year      from
Per share operating performance      10/31/96   Ended    Ended   11/22/93*
(for a share outstanding            (unaudited) 4/30/96 4/30/95  to 4/30/94
throughout the period)

Net asset value,
beginning of period........           $1.00     $1.00    $1.00      $1.00
Income from investment operations:
     Net Investment Income............ 0.017     0.036    0.035      0.011
     Net realized and unrealized
     gain (loss) on investments.......   --        --       --         --
     Total from investment operations. 0.017     0.036    0.035      0.011
Less distributions:

Dividends from net investment income..(0.017)   (0.036)  (0.035)    (0.011)


Net asset value, end of period........$1.00     $1.00    $1.00      $1.00


Total return dagger...................3.49%     3.69%    3.59%       2.49%


Ratios/Supplemental Data.............


Net assets at end of period (000's).$136,598 $113,943 $105,647    $23,516


Ratios to Average Daily Net Assets dagger

  Expenses............................ .20%    .20%       .07%       .00%
  Expenses (Before reimbursement)..... .77%    .80%double1.04%      1.96%
                                                   dagger
  Net Investment Income...............3.37%   3.62%      3.63%      2.55%








6.  Financial Highlights (continued)
                                              ShortTerm Fund
                                    Six Months  Year     Year      Period
Per share operating performance     Ended       Ended    Ended      from
(for a share outstanding            10/31/96    4/30/96  4/30/95  11/22/93*
throughout the period)              (unaudited)                   to 4/30/94


Net asset value, beginning of
period........                      $9.94       $9.89    $9.86      $10.00
Income from investment operations:
     Net Investment income.......... 0.22        0.42     0.42        0.16
     Net realized and unrealized
      gain (loss)
      on investments...............  0.05        0.05     0.03       (0.14)

     Total from investment
     operations........              0.27        0.47     0.45        0.02

Less distributions:

 Dividends from net
 investment income.....            (0.22)       (0.42)   (0.42)      (0.16)

Net asset value, end of period.... $9.99        $9.94    $9.89       $9.86


Total return dagger............... 4.07%        4.85%    4.66%       0.49%


Ratios/Supplemental Data..........

Net assets at end of
period (000's)..........          $17,549      $12,344  $11,113     $10,757


Ratios to Average Daily Net Assets dagger

 Expenses.........................  .20%         .20%      .07%       .05%
 Expenses (Before reimbursement).. 1.34%        1.42%double 1.50%     2.77%
                                                     dagger
 Net Investment Income............ 4.31%        4.25%        4.25%    3.79%

Portfolio turnover rate........... 34.5%       83.4%        35.9%    10.9%






















(This page is intentionally left blank.)
*Commencement of operations
dagger Figures are annualized for periods less than a year.
double dagger Effective for the year ended April 30, 1996, expense ratios (before reimbursement) no longer reflect reductions from custodian fee offset arrangements.